SUMMARY OF STOCK OPTION ACTIVITY (Details) - Employees and Directors [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of stock options outstanding, Outstanding at beginning of period	1,507,137	997,148
Weighted average exercise price, Outstanding at beginning of period	$ 7.31	$ 8.48
Number of stock options outstanding, Granted	711,308	530,822
Weighted average exercise price, Granted	$ 1.75	$ 5.14
Number of stock options outstanding, forfeitures	(123,083)	(20,833)
Weighted average exercise price, forfeitures	$ 5.78	$ 8.16
Number of stock options outstanding, Outstanding at end of period	2,095,362	1,507,137
Weighted average exercise price, Outstanding at end of period	$ 5.51	$ 7.31
Number of stock options outstanding, Vested at end of period	1,176,118	899,609
Weighted average exercise price, Vested at end of period	$ 7.74	$ 8.52